Trade receivables and other current assets	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and other current assets
Note 8. Trade receivables and other current assets

Accounting policies for trade receivables and other current assets are described in Note 15.

8.1. Trade receivables

	As of December 31,
(in thousands of euros)	2024	2023
Trade receivables	2,977	905
Trade receivables	2,977	905
The €3.0 million trade receivables balance as of December 31, 2024 mainly relates to our principal customer balance - Janssen, that includes the last invoices issued in connection with batch deliveries not yet settled breakdown as follows: outstanding supply invoices for €2.1 million, technology transfer and technical assistance €0.7 million and intellectual property services €0.1 million. See Notes 4.1. - Global License Agreement with Janssen Pharmaceutica NV and 4.2. - Asia Licensing Agreement for more details.

The €0.9 million trade receivables balance as of December 31, 2023 mainly relates to the customer balance that includes the first invoices for €0.5 million issued in December 2023 to Janssen, under the Master Service Agreement (MSA) signed on December 22, 2023, and the supply and recharge invoices issued to LianBio for €0.3 million, in accordance with the supply and ‘GTCA’ agreements signed with the Company in 2022 and 2023. See Notes 4.1. - Global License Agreement with Janssen Pharmaceutica NV and 4.2. - Asia Licensing Agreement for more details.

	As of December 31,
(in thousands of euros)	2024	2023
Due in 3 months or less	2,977	905
Due between 3 and 6 months
Due between 6 and 12 months
Due after more than 12 months
Trade receivables	2,977	905

8.2. Other current assets
Other current assets break down as follows:

	As of December 31,
(in thousands of euros)	2024	2023
Research tax credit receivable	3,369	3,939
VAT receivable	1,104	1,171
Prepaid expenses	3,195	2,560
Other receivables	1,085	1,418
Other current assets	8,753	9,088
Prepaid expenses
As of December 31, 2024, the €3.2 million in prepaid expenses primarily relates to research agreements with MD Anderson for €1.2 million, compared to €1.2 million on December 31, 2023 (see Note 4.5. - Collaboration Agreement with MD Anderson), €1.1 million relates to invoices received during the period for third-party services to be performed after the closing period, mainly relating to IT, insurance, and other invoices associated with annual administrative contracts, and €0.6 million relates to a prepayment for the purchases of clinical products not yet consumed to date.
Other receivables
Other receivables decreased by €0.3 million, primarily due to a decrease in advance payments made to Contract Research Organization (CRO) and to Clinical Services Providers in connection with the execution of the clinical trial NANORAY-312. These payments amounted to 0.7 million euros on December 31, 2024, compared to 1.1 million euros on December 31, 2023. The change in advance payments is consistent with the allocation of invoices received for the fiscal year 2024.
Research tax credit receivable
The Company receives research tax credit (Crédit d’Impôt Recherche, or ‘‘CIR’’) from the French tax authorities. See Note 16 - Revenues and other income for additional details on the CIR research tax credit.
The research tax credit for 2024 was €3.4 million (€3.0 million for Nanobiotix S.A. and €0.4 million for Nanobiotix Corp), while the amount for 2023 was €4.0 million (€3.8 million for Nanobiotix S.A. and €0.2 million for Curadigm SAS).
The 2022 research tax credit was received by the Company in November 2023, and the 2023 research tax credit was received by the Company in November 2024.
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2022	4,091
Receipt of 2022 research tax credit – Nanobiotix SA	(3,884)
Receipt of 2022 research tax credit – Curadigm SAS	(207)
2023 research tax credit – Nanobiotix SA	3,762
2023 research tax credit – Curadigm SAS	177
Receivable as of December 31, 2023	3,939
Receipt of 2023 research tax credit – Nanobiotix SA	(3,707)
Receipt of 2023 research tax credit – Curadigm SAS	(177)
2024 research tax credit – Nanobiotix SA	2,954
2024 research tax credit – Nano Corp	360
Receivable as of December 31, 2024	3,369
8.3. Contract assets - Current

	As of December 31,
(in thousands of euros)	2024	2023
Contract assets - Current	—	2,062
Contract assets - Current	—	2,062
The balance of current contract assets, amounting to €2.1 million as of December 31, 2023, was associated with revenue recognized from the first milestone under IFRS 15 following the Janssen Agreement. As Janssen executed the payment in May 2024, there no longer are any contract assets at the end of December 2024.